Financial commitments and contingent liabilities - Line-by-line Impact (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Financial commitments and contingent liabilities
Outstanding commitments	$ 1,404,524,000	$ 1,160,642,000
Legal risk (definitive)	$ 88,260,000	$ 93,970,000